UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2003 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     M & R Capital Management Inc.
Address:  40 Fulton St., 8th Floor
          New York, New York 10038

13F File Number:  028-07056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   M & R Capital Management Inc.
Title:  Sr. Vice President
Phone:  212-581-8999
Signature, Place and Date of Signing:

      Richard Diver,  New York, NY    November 13, 2003


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total: 136048


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER         										 VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105      776    51341 SH       SOLE                    51341
AMERICAN INTERNATIONAL GROUP I COM		026874107      298     5168 SH       SOLE                     5168
BP PLC SPONS ADR               COM              055622104      831    19732 SH       SOLE                    19732
BANK OF AMERICA CORP           COM              060505104      273     3500 SH       SOLE                     3500
BLACKROCK NY MUNI INCM TRUST   COM              09248L106      182    13500 SH       SOLE                    13500
BRISTOL MYERS SQUIBB CO.       COM              110122108     2040    79485 SH       SOLE                    79485
CVS CORP                       COM              126650100     6448   207585 SH       SOLE                   207585
CHESAPEAKE ENERGY INC          COM                            2855   264850 SH       SOLE                   264850
CHEVRONTEXACO CORP             COM                             294     4120 SH       SOLE                     4120
CITIGROUP INC                  COM              173034109      633    13901 SH       SOLE                    13901
COLGATE PALMOLIVE CO           COM              194162103      302     5400 SH       SOLE                     5400
COMCAST CORP-CL A              COM                            6427   208137 SH       SOLE                   208137
CONSECO Inc.                   COM                             720    39840 SH       SOLE                    39840
COX COMMUNICATIONS INC         COM              224044107     4942   156285 SH       SOLE                   156285
DISNEY WALT CO                 COM              254687106     2999   148694 SH       SOLE                   148694
EATON VANCE NEW YORK INS MUNI  COM                             161    12000 SH       SOLE                    12000
EXXON MOBIL CORP               COM                            1056    28839 SH       SOLE                    28839
FIDELITY NATIONAL FINANCIAL INCCOM                             284     9457 SH       SOLE                     9457
FLEET BOSTON FINANCIAL CORP    COM              054916101     6015   199492 SH       SOLE                   199492
FRANKLIN INCOME FUND           COM                              28    12572 SH       SOLE                    12572
GANNET COMPANY INC             COM                             209     2700 SH       SOLE                     2700
GENERAL ELECTRIC CO            COM              369604103      928    31142 SH       SOLE                    31142
GENERAL MOTORS CORP            COM              370442105     1536    37531 SH       SOLE                    37531
GILLETTE CO.                   COM              375766102      300     9391 SH       SOLE                     9391
H & R BLOCK Inc                COM                            4793   111085 SH       SOLE                   111085
HEALTH CARE PPTY INVS          COM                            3444    73748 SH       SOLE                    73748
HEARUSA Inc                    COM                              69    56800 SH       SOLE                    56800
HEWLETT PACKARD CORP           COM                            1191    61540 SH       SOLE                    61540
HOME DEPOT INC                 COM              437076102      409    12852 SH       SOLE                    12852
INTL BUSINESS MACHINES CORP    COM              459200101      548     6209 SH       SOLE                     6209
JP MORGAN CHASE & COMPANY      COM              616880100     4132   120374 SH       SOLE                   120374
JOHN HANCOCK STRATEGIC INCOME  COM                              99    14107 SH       SOLE                    14107
JOHNSON & JOHNSON              COM              478160104     2349    47432 SH       SOLE                    47432
KINDER MORGAN INC KANSAS COM   COM                             276     5116 SH       SOLE                     5116
LA QUINTA PROPERTIES PFD 9% A  COM                            1736    69530 SH       SOLE                    69530
LIBERTY MEDIA CORP NEW SER A   COM                            1285   128899 SH       SOLE                   128899
LORD ABBOT BOND FUND A         COM                              88    11366 SH       SOLE                    11366
LUCENT TECHNOLOGIES INC        COM              549463107       25    11350 SH       SOLE                    11350
MARRIOTT INTERNATIONAL INC CL ACOM              571903202     3225    74942 SH       SOLE                    74942
MCDONALDS CORP                 COM              580135101     6930   294375 SH       SOLE                   294375
MEDCO HEALTH SOLUTIONS INC.    COM                             331    12783 SH       SOLE                    12783
MELLON FINL CORP               COM              585509102     5555   184314 SH       SOLE                   184314
MERCK & CO INC                 COM              589331107     5581   110249 SH       SOLE                   110249
MICROSOFT CORP                 COM              594918104      274     9870 SH       SOLE                     9870
NCR CORP                       COM              62886E108     2492    78638 SH       SOLE                    78638
NESTLE SA-SPONSORED ADR        COM                             531     9208 SH       SOLE                     9208
OPPENHEIMER STRATEGIC INCOME F COM                              54    13172 SH       SOLE                    13172
PEPSICO INC                    COM              713448108     1664    36312 SH       SOLE                    36312
PFIZER INC                     COM              717081103     5567   183249 SH       SOLE                   183249
PHARMACEUTICAL PRODUCT DEVELOP COM                            2539   105845 SH       SOLE                   105845
PIMCO NEW YORK MUNICIPAL       COM                             217    15728 SH       SOLE                    15728
PIMCO NEW YORK MUNICIPAL       COM	                       172    12542 SH       SOLE                    12542
PRIMEWEST ENERGY TRUST         COM                             189    10100 SH       SOLE                    10100
QUEST DIAGNOSTICS              COM              74834L100      728    12000 SH       SOLE                    12000
ROWAN COMPANIES INC            COM              779382100     1523    61949 SH       SOLE                    61949
ROYAL DUTCH PETROL CO NY REGS  COM              780257804      264     5981 SH       SOLE                     5981
SABRE HOLDINGS CORP CL A       COM                             969    45101 SH       SOLE                    45101
SCHERING PLOUGH CORP           COM              806605101     2055   134815 SH       SOLE                   134815
SERVICE CORP INTERNATIONAL W/R COM              817565104      342    74830 SH       SOLE                    74830
SPRINT CORP                    COM              852061100     1259    83395 SH       SOLE                    83395
SPRINT CORP (PCS GROUP)        COM                             158    27538 SH       SOLE                    27538
STATE STREET CORP              COM              857477103     3145    69900 SH       SOLE                    69900
STATEWIDE BANCORP NJ           COM                               0    10000 SH       SOLE                    10000
SYQUEST TECH INC               COM                               0    24000 SH       SOLE                    24000
TARGET CORP                    COM                             301     8000 SH       SOLE                     8000
TELEFONICA DE ESPANA SA ADR    COM              879382208      762    21503 SH       SOLE                    21503
THORNBURG MORTGAGE ASSET CORP  COM              885218107      395    15600 SH       SOLE                    15600
TRIZEC PROPERTIES INC          COM                            3452   281600 SH       SOLE                   281600
TYCO INTERNATIONAL LTD         COM              902124106     4580   224177 SH       SOLE                   227177
UNION PACIFIC CORP             COM              907818108      374     6423 SH       SOLE                     6423
UNION PLANTERS CORP            COM              908068109     4436   140207 SH       SOLE                   140207
WAL-MART STORES INC            COM              931142103      284     5090 SH       SOLE                     5090
WASTE MANAGEMENT INC           COM                            5500   210173 SH       SOLE                   210173
YANKEE CANDLE CO.              COM                            4397   172550 SH       SOLE                   172550
ZIMMER HOLDINGS                COM                             226     4095 SH       SOLE                     4095
ABN AMRO CAPITAL FUNDING TR V  PRD                             566    23250 SH       SOLE                    23250
LAQUINTA PROPERTIES 9% PFD A   PRD                             215     8600 SH       SOLE                     8600
NEWS CORP LTD SP ADR PRD       PRD                            2851   104462 SH       SOLE                   104462
OXY CAP TR I TR ORIGINATED PFD PRD                             656    25900 SH       SOLE                    25900
ROYAL BANK OF SCOTLAND 5.75%   PRD                             306    13100 SH       SOLE                    13100